Shareholder Report, Holdings (Details)	Sep. 30, 2025
Columbia Select Large Cap Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class A | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Class A | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class A | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class A | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Class A | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Class A | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Institutional Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional Class | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Institutional Class | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Institutional Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Growth Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class R | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Class R | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class R | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class R | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Class R | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Class R | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Class R | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Class R | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Growth Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Select Large Cap Growth Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Select Large Cap Growth Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Large Cap Growth Fund - Class S | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class S | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Growth Fund - Class S | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class S | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Growth Fund - Class S | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Growth Fund - Class S | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Select Large Cap Growth Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Select Large Cap Growth Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Select Large Cap Growth Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Growth Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Large Cap Growth Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Large Cap Growth Fund - Class S | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Select Large Cap Growth Fund - Class S | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Large Cap Growth Fund - Class S | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Large Cap Growth Fund - Class S | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%